INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.34%
Aerospace & Defense - 1.39%
HEICO Corp.	1,024	$183,900

Apparel - 0.29%
Skechers USA, Inc. - Class A (a)	616	38,463

Auto Manufacturers - 1.40%
PACCAR, Inc.	1,848	185,521

Banks - 4.94%
Bank OZK (b)	1,928	86,972
JPMorgan Chase & Co.	1,632	284,556
UBS Group AG (b)	9,432	282,111
		653,639
Building Materials - 5.80%
AZEK Co., Inc. (a)	8,712	335,935
Builders FirstSource, Inc. (a)(b)	1,936	336,341
Trex Co., Inc. (a)	1,160	94,517
		766,793
Commercial Services - 2.84%
Gartner, Inc. (a)	408	186,635
Moody's Corp. (b)	240	94,090
United Rentals, Inc. (b)	152	95,061
		375,786
Computers - 3.33%
Globant SA (a)	160	37,730
NetApp, Inc.	3,736	325,779
Pure Storage, Inc. - Class A (a)	952	38,071
Tenable Holdings, Inc. (a)	824	38,810
		440,390
Cosmetics & Personal Care - 1.44%
elf Beauty, Inc. (a)	1,192	190,160

Distribution & Wholesale - 2.13%
Ferguson PLC	1,496	281,038

Diversified Financial Services - 8.72%
AerCap Holdings NV (a)	1,208	92,485
American Express Co. (b)	936	187,893
Brookfield Asset Management Ltd. - Class A (b)	8,104	325,700
Interactive Brokers Group, Inc. - Class A	3,072	272,640
Tradeweb Markets, Inc. - Class A	2,880	274,723
		1,153,441
Financial Services - 0.29%
Blue Owl Capital Corp.	2,560	37,939

Healthcare - Products - 0.71%
Intuitive Surgical, Inc. (a)	248	93,799

Healthcare - Services - 0.29%
Ensign Group, Inc. (b)	336	38,042

Home Builders - 4.64%
Lennar Corp. - Class A (b)	2,216	332,068
PulteGroup, Inc.	1,784	186,535
Toll Brothers, Inc. (b)	952	94,581
		613,184
Home Furnishings - 2.05%
Tempur Sealy International, Inc.	5,440	271,401

Insurance - 4.32%
Erie Indemnity Co. - Class A (b)	272	94,066
Kinsale Capital Group, Inc. (b)	480	190,833
NMI Holdings, Inc. - Class A (a)	8,952	285,748
		570,647
Internet - 6.65%
Airbnb, Inc. - Class A (a)	1,256	181,040
Booking Holdings, Inc. (a)	56	196,418
Expedia Group, Inc. (a)	1,856	275,301
Gen Digital, Inc.	3,952	92,793
MercadoLibre, Inc. (a)(b)	56	95,862
Shopify, Inc. - Class A (a)(b)	472	37,793
		879,207
Machinery - Diversified - 2.42%
Westinghouse Air Brake Technologies Corp.	296	38,945
Xylem, Inc.	2,504	281,550
		320,495
Media - 1.41%
Thomson Reuters Corp.	1,256	186,667

Miscellaneous Manufacturing - 0.68%
A O Smith Corp.	1,160	90,027

Pharmaceuticals - 6.57%
Abivax SA - ADR (a)	26,176	345,000
Cardinal Health, Inc.	3,112	339,799
Neurocrine Biosciences, Inc. (a)	1,320	184,496
		869,295
Private Equity - 0.71%
KKR & Co., Inc.	1,080	93,506

Retail - 5.10%
Texas Roadhouse, Inc.	2,680	336,929
Wingstop, Inc.	1,200	337,332
		674,261
Semiconductors - 5.14%
Advanced Micro Devices, Inc. (a)(b)	528	88,540
ASML Holding NV - ADR	48	41,751
Marvell Technology, Inc.	4,832	327,127
NVIDIA Corp.	64	39,377
Photronics, Inc. (a)	6,232	182,099
		678,894
Software - 23.35%
Adobe, Inc. (a)	304	187,805
Altair Engineering, Inc. - Class A (a)	456	38,769
Appfolio, Inc. - Class A (a)	1,472	322,751
Atlassian Corp. - Class A (a)	160	39,963
Braze, Inc. - Class A (a)	5,088	275,006
Broadridge Financial Solutions, Inc.	448	91,482
DoubleVerify Holdings, Inc. (a)(b)	6,928	277,189
Fiserv, Inc. (a)	2,328	330,273
Gitlab, Inc. - Class A (a)(b)	2,704	192,281
Intapp, Inc. (a)	872	37,566
JFrog Ltd. (a)	9,992	325,040
Manhattan Associates, Inc. (a)	176	42,690
Procore Technologies, Inc. (a)	3,976	283,847
Salesforce, Inc. (a)	1,008	283,339
SAP SE - ADR (b)	1,624	281,114
Synopsys, Inc. (a)	72	38,401
Workday, Inc. - Class A (a)	136	39,586
		3,087,102
Telecommunications - 2.73%
Arista Networks, Inc. (a)	144	37,250
TIM SA/Brazil - ADR	18,432	324,034
		361,284
TOTAL COMMON STOCKS (Cost $12,264,787)		13,134,881

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.38%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.54% (c)	2,562,354	2,562,354
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,562,354)		2,562,354

SHORT TERM INVESTMENTS - 0.49%
Money Market Deposit Account - 0.49%	Principal Amount	Value
U.S. Bank Money Market Deposit Account, 5.200% (d)	$65,160	65,160
TOTAL SHORT TERM INVESTMENTS (Cost $65,160)		65,160

Total Investments (Cost $14,892,301) - 119.21%		15,762,395
Liabilities in Excess of Other Assets - (19.21)%		(2,539,520)
TOTAL NET ASSETS - 100.00%		$13,222,875

Asset Type	% of Net Assets
Common Stocks	99.34%
Investments Purchased with Proceeds From Securities Lending	19.38
Short Term Investments	0.49
Total Investments	119.21
Liabilities in Excess of Other Assets	(19.21)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) All or a portion of this security is on loan as of January 31, 2024. The total value of securities on loan is $2,463,344, or 18.63% of net assets. See Note 2.
(c) Represents annualized seven-day yield as of the end of the reporting period.
(d) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of January 31, 2024.

1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Innovator ETFs Trust  (the "Trust") in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Fund in  accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$13,134,881	$-	$-	$13,134,881
Investments Purchased with Proceeds From Securities Lending	-	2,562,354	-	2,562,354
Short Term Investments	65,160	-	-	65,160
Total Assets	$13,200,041	$2,562,354	$-	$15,762,395

See the Schedule of Investments for the investments detailed by industry classification.

There were no Level 3 investments held by the Fund during the reporting period.

2) SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the fund’s custodian (the “Agent”). Under the terms of the SLA, the Fund may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Fund's Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of January 31, 2024, the values of the securities on loan and cash collateral received were as follows:

	Value of Securities on Loan	Cash Collateral Received
	$2,463,344	$2,562,354